Summary of Credit Quality (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 199,315	$ 206,699	$ 228,969
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	26,205	26,203	25,572
Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,486	4,361	15,435
Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	96,116	94,513	94,356
Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	19,460	21,054	25,964
Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	53,749	59,176	66,243
Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,299	1,392	1,399
Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	181,499	178,317	188,449
Pass | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	25,682	24,582	22,241
Pass | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,486	1,144	2,077
Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	86,866	84,492	85,412
Pass | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	14,644	12,042	14,685
Pass | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	50,522	54,665	62,635
Pass | Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,299	1,392	1,399
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,323	8,595	8,025
Special Mention | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	255	910	2,238
Special Mention | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable			773
Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,373	3,351	3,203
Special Mention | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,665	3,804	1,285
Special Mention | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	30	530	526
Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	11,493	19,787	32,495
Substandard | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	268	711	1,093
Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable		3,217	12,585
Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,877	6,670	5,741
Substandard | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,151	5,208	9,994
Substandard | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,197	3,981	3,082
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Doubtful | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Doubtful | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Doubtful | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Doubtful | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Doubtful | Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss | Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable